Financial instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 651,946,000	$ 672,999,000		$ 479,685,000
Cash provided by operating activities	595,798,000	$ 724,113,000
Revolving credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	600,000,000		$ 600,000,000
Undrawn borrowing facilities	600,000,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 437,000,000
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 20,000,000
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 2,000,000